FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/09
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                       Date of reporting period: 03/31/09
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2009 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 98.86% of net assets

           Banking and finance - 8.15%
    30,280 Bancolombia, S.A                                        $    589,551
    40,000 Banco Latinoamericano de Exportaciones, S.A                  374,800
    50,000 Banco Popular, Inc.                                          109,000
     6,500 Doral Financial Corp.                                         11,700
    16,400 Grupo Financiero Banorte, S.A. de C.V. Series O               21,850
     9,900 Grupo Financiero Inbursa, S.A. de C.V. Series O               25,622
     3,844 W Holding Co.Inc.                                             34,942
     5,000 Western Union Co.                                             62,850

           Communications - 16.54%
    35,600 America Movil, S.A. de C.V. Series A                          48,037
    50,891 America Movil, S.A. de C.V. Series L                          69,608
    20,000 America Movil                                                541,600
    36,819 Atlantic Tele-Network, Inc.                                  706,188
    11,900 Carso Global Telecom, S.A. de C.V. Series A1                  39,236
   176,000 Fuego Entertainment                                            1,760
       871 Grupo Iusacell, S.A. de C.V. Series V                            778
    21,120 Grupo Radio Centro, S.A. ADR                                 103,699
    32,400 Grupo Televisa, S.A. ADR                                     441,936
    13,400 Grupo Televisa, S.A. Series CPO                               36,581
    80,304 Spanish Broadcasting System Inc.                              12,046
    15,000 Telefonos de Mexico ADR                                      225,600
    23,800 Telefonos de Mexico, S.A. de C.V. Series A                    17,838
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                    59,746
    15,000 Telmex International S.A.B. de C.V ADR                       137,550
    23,800 Telmex International Series A                                 11,560
    78,600 Telmex International Series L                                 36,226
    13,900 TV Azteca, S.A. de C.V. Series CPO                             4,485

           Conglomerates and holdings companies - 1.16%
   250,000 Admiralty Holding Co.                                            125
     5,400 Alfa, S.A. de C.V. Series A                                    8,416
    42,595 BB Holdings Ltd.                                              86,391
    30,300 Cocleshell Ltd. Ord                                           22,801
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B                                          1,929
    11,000 Grupo Carso, S.A. de C.V. Series A1                           26,831
     1,580 Grupo Kuo SAB de CV                                              527
        20 Grupo Pochetca S.A.B. de C.V.                                      2
     3,250 Shellshock Ltd. Ord.                                           2,329
     2,900 Vitro, S.A. Series A                                             915
    27,918 Vitro, S.A. ADR                                               24,289


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           Construction and related - 6.61%
    21,863 Cemex, S.A. de C.V. Series CPO                               136,644
    49,599 Cemex S.A. de C.V. ADR                                        31,019
        20 Ceramica Carabobo Class A ADR                                  4,657
    17,200 Consorcio ARA, S.A. de C.V.                                    4,525
     1,580 Dine S.A.B de C.V.                                               571
     3,583 Empresas ICA, Sociedad Controladora, S.A. de C.V.              6,097
       800 Grupo Cementos de Chihuahua, S.A. de C.V                       1,622
    67,132 Mastec, Inc.                                                 811,626

           Consumer products and related manufacturing - 8.13%
    13,273 Grupo Casa Saba, S.A. ADR                                    172,416
    31,000 Watsco Incorporated                                        1,054,930

           Food, beverages and tobacco - 7.64%
     1,219 Alsea, S.A. de C.V.                                              355
    12,000 Chiquita Brands International Inc.                            79,560
    19,500 Coca-Cola Femsa, S.A. de C.V. ADR                            664,170
       200 Coca-Cola Femsa, S.A. de C.V., Series L                          682
    18,900 Fomento Economico Mexicano, S.A. de C.V. Series UBD           48,191
    18,690 Fresh Del Monte Produce Inc.                                 306,890
       800 Gruma S.A. de C.V. Series B                                      306
     7,600 Grupo Bimbo, S.A. de C.V. Series A                            28,561
     7,700 Grupo Modelo, S.A.Series B                                    23,423

           Housing - 1.69%
     1,700 Corporacion Geo S.A. de C.V., Series B                         1,724
       100 Desarrolladora Homex, S.A. de C.V.                               223
    33,500 Lennar Corp.                                                 251,585
       400 Sare Holding, S.A. de C.V. Series B                               50
     1,500 Urbi Dessarrollos Urbanos, S.A. de C.V.                        1,323

           Investment companies - 0.03%
     4,420 Shellproof Limited                                             2,724
       147 Western Asset Emerging Markets Debt Fund                       1,735

           Leisure - 8.28%
    37,500 Carnival Corp.                                               810,000
    33,500 Royal Caribbean Cruises Ltd.                                 268,335
     7,000 Steiner Leisure Ltd.                                         170,870

           Medical - 0.18%
     8,386 Micromet, Inc.                                                26,500

           Mining - 7.85%
    31,000 Freeport McMoran Copper & Gold, Inc.                       1,181,410
     3,776 Grupo Mexico, S.A. de C.V., Series B                           2,763

           Pulp and paper - 0.13%
     6,100 Kimberly-Clark de Mexico, S.A. de C.V. Series A               19,888

           Railroad and landholdings - 3.58%
    16,000 Norfolk South Corp                                           540,000

           Retail - 0.99%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                     1,052
     1,270 Grupo Elektra, S.A. de C.V. Series CPO                        42,342
    45,111 Wal-Mart de Mexico, S.A. de C.V. Series V                    105,780


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           Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         2,018
       100 Promotora Ambiental S.A. de C.V.                                  50

           Trucking and marine freight - 12.81%
    61,404 Grupo TMM, S.A. ADR                                           52,193
     1,201 Seaboard Corporation                                       1,213,010
    21,000 Teekay Corporation                                           298,830
     8,361 Teekay LNG Partners LP.                                      140,381
    66,797 Trailer Bridge, Inc.                                         165,657
    23,000 Ultrapetrol Bahamas Ltd.                                      62,100

           Utilities - 8.65%
    12,000 Caribbean Utilities Ltd. Class A                              99,000
    68,241 Consolidated Water, Inc.                                     740,415
       700 Cuban Electric Company                                         3,500
    41,500 Teco energy Inc.                                             462,725

           Other - 6.43%
    33,000 Copa Holdings                                                946,110
    13,000 Impellam Group                                                 6,429
    55,921 Margo Caribe, Inc.                                            15,099
       300 Mexichem S.A. de C.V.                                            212
       895 Siderurgica Venezolana Sivensa ADR                             1,208
        79 Siderurgica Venezolana Sivensa Series B                          497
    45,000 Xcelera Inc.                                                      --

Total common stocks (cost $23,420,053)                             $ 14,913,327

           Bonds and fixed income - 0.00% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)                                         --

Other assets less liabilities - 1.14% of net assets                $    171,688

Net assets - 100% (applicable to 3,713,070 shares; equivalent
           to $4.06 per share) (a)                                 $ 15,085,015


(a) The cost for federal income tax purposes was $23,483,091. At March 31, 2009, net unrealized loss for all securities based on tax cost was $8,506,726. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $887,503 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,394,229. The cost of securities owned for financial statement purposes is lower than the cost basis for income tax purposes by approximately $170,181 due to wash sale adjustments.

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Security Valuation

The Fund adopted the provisions of SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), effective January 1, 2008. Under SFAS No. 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. SFAS No. 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own
            assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy. The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2009:


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LEVEL     Investments in Securities         Other Financial Instruments
Level 1   $14,913,327                                    $0
Level 2   $0                                             $0
Level 3   $0*                                            $0

*Investments in securities include $165,000 principal, 4.5%, 1977 Republic of Cuba bonds purchased for $63,038. The bonds were listed on the New York Stock Exchange and had been trading in default since 1960. A "regulatory halt" on trading was imposed by the New York Stock Exchange in July, 1995 and trading in the bonds was suspended as of December 28, 2006. The New York Stock Exchange has stated that following the suspension of trading, application will be made to the Securities and Exchange Commission to delist the issue. As of March 31, 2009, the position was valued at $0 by the Board of Directors, which approximates the bonds' fair value.

Investments in securities also include 45,000 shares of Xcelera, Inc. The security traded on the Pink Sheets until the first quarter of 2007 when trading was discontinued. As of March 31, 2009, the position was valued at $0 by the Board of Directors, which approximates the position's fair value.

There was no change in the value of assets where the Fund utilizes unobservable inputs (Level 3) during the period. Additionally there were no assets transferred into or out of Level 3 for the period.

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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 15, 2009

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: May 15, 2009